Contingent Liabilities and Financial Commitments - Taxes - Additional Information (Details) - Tax Reassessment £ in Millions	6 Months Ended
Jun. 30, 2021 GBP (£) Case
Turkey | BAT Turkey
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount	£ 84
Bangladesh | BAT Bangladesh
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount	153
EGYPT | British American Tobacco Egypt LLC
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount	£ 121
Number of ongoing civil cases | Case	2